INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets
Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31, 2017 and 2018 are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
Acquired game licenses	146,925,649	146,925,649	21,369,449
Acquired game development cost	12,285,000	12,285,000	1,786,779
Less: accumulated amortization	(85,026,783)	(85,026,783)	(12,366,633)
Less: impairment allowance	(72,398,186)	(72,398,186)	(10,529,879)
Translation difference	(1,785,680)	(1,785,680)	(259,716)
Net book value of intangible assets subject to amortization	-	-	-

Land Use Rights [Member]
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets
Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,348	85,160,348	12,386,059
Less: accumulated amortization	(20,649,782)	(22,570,692)	(3,282,771)

Net book value	64,510,566	62,589,656	9,103,288